Note 5 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of contracts
Pre-modification outstanding recorded investment	$ 826	$ 139
Post-modification outstanding recorded investment	$ 826	$ 138
Commercial And Industrial [Member]
Number of contracts		2
Pre-modification outstanding recorded investment		$ 25
Post-modification outstanding recorded investment		$ 24
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Number of contracts	1
Pre-modification outstanding recorded investment	$ 730
Post-modification outstanding recorded investment	$ 730
Residential Portfolio Segment [Member]
Number of contracts	1	1
Pre-modification outstanding recorded investment	$ 96	$ 114
Post-modification outstanding recorded investment	$ 96	$ 114
Extended Maturity [Member]
Number of contracts
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts		2
Extended Maturity [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Number of contracts	1
Extended Maturity [Member] | Residential Portfolio Segment [Member]
Number of contracts	1	1
Other Restructurings [Member]
Number of contracts
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts		0
Other Restructurings [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Number of contracts	0
Other Restructurings [Member] | Residential Portfolio Segment [Member]
Number of contracts	0	0